Offerings	Sep. 15, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate offering price or number or amount of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. The amount to be registered, the proposed maximum offering price per unit and the proposed maximum aggregate offering price are not specified as to each class of securities to be registered hereunder pursuant to General Instruction II.F. of Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In addition, securities registered hereunder may be sold either separately or as units comprised of one or more types of securities registered hereunder. (2) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee and will pay any applicable registration fees on a "pay as you go" basis. The registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.01 per share
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate offering price or number or amount of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. The amount to be registered, the proposed maximum offering price per unit and the proposed maximum aggregate offering price are not specified as to each class of securities to be registered hereunder pursuant to General Instruction II.F. of Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In addition, securities registered hereunder may be sold either separately or as units comprised of one or more types of securities registered hereunder. (2) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee and will pay any applicable registration fees on a "pay as you go" basis. The registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares, representing Preferred Stock
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate offering price or number or amount of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. The amount to be registered, the proposed maximum offering price per unit and the proposed maximum aggregate offering price are not specified as to each class of securities to be registered hereunder pursuant to General Instruction II.F. of Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In addition, securities registered hereunder may be sold either separately or as units comprised of one or more types of securities registered hereunder. (2) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee and will pay any applicable registration fees on a "pay as you go" basis. The registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate offering price or number or amount of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. The amount to be registered, the proposed maximum offering price per unit and the proposed maximum aggregate offering price are not specified as to each class of securities to be registered hereunder pursuant to General Instruction II.F. of Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In addition, securities registered hereunder may be sold either separately or as units comprised of one or more types of securities registered hereunder. (2) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee and will pay any applicable registration fees on a "pay as you go" basis. The registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment. (3) Debt securities may be issued by The Carlyle Group Inc. and may be issued without guarantees or may be guaranteed by one or more of the registrants named in the "Table of Additional Registrants" on Form S-3ASR to which this exhibit relates.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) An indeterminate aggregate offering price or number or amount of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. The amount to be registered, the proposed maximum offering price per unit and the proposed maximum aggregate offering price are not specified as to each class of securities to be registered hereunder pursuant to General Instruction II.F. of Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In addition, securities registered hereunder may be sold either separately or as units comprised of one or more types of securities registered hereunder. (2) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee and will pay any applicable registration fees on a "pay as you go" basis. The registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment. (3) Debt securities may be issued by The Carlyle Group Inc. and may be issued without guarantees or may be guaranteed by one or more of the registrants named in the "Table of Additional Registrants" on Form S-3ASR to which this exhibit relates. (4) No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to the guarantees.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate offering price or number or amount of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. The amount to be registered, the proposed maximum offering price per unit and the proposed maximum aggregate offering price are not specified as to each class of securities to be registered hereunder pursuant to General Instruction II.F. of Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In addition, securities registered hereunder may be sold either separately or as units comprised of one or more types of securities registered hereunder. (2) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee and will pay any applicable registration fees on a "pay as you go" basis. The registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate offering price or number or amount of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. The amount to be registered, the proposed maximum offering price per unit and the proposed maximum aggregate offering price are not specified as to each class of securities to be registered hereunder pursuant to General Instruction II.F. of Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In addition, securities registered hereunder may be sold either separately or as units comprised of one or more types of securities registered hereunder. (2) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee and will pay any applicable registration fees on a "pay as you go" basis. The registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate offering price or number or amount of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. The amount to be registered, the proposed maximum offering price per unit and the proposed maximum aggregate offering price are not specified as to each class of securities to be registered hereunder pursuant to General Instruction II.F. of Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In addition, securities registered hereunder may be sold either separately or as units comprised of one or more types of securities registered hereunder. (2) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee and will pay any applicable registration fees on a "pay as you go" basis. The registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate offering price or number or amount of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. The amount to be registered, the proposed maximum offering price per unit and the proposed maximum aggregate offering price are not specified as to each class of securities to be registered hereunder pursuant to General Instruction II.F. of Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In addition, securities registered hereunder may be sold either separately or as units comprised of one or more types of securities registered hereunder. (2) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee and will pay any applicable registration fees on a "pay as you go" basis. The registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.